Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Loss for the period	$ (330)	$ (4,255)
Items not involving cash:
Interest income	(241)	(67)
Accretion of provision for site reclamation and closure	39	25
Loss on marketable securities (note 6)	200	11
Amortization of flow-through share premium (note 10)	(5,966)	(2,319)
Unrealized foreign exchange loss	(3)	5
Share-based compensation (note 13(a))	1,071	2,131
Amounts receivable	(330)	110
Prepaid expenses and deposits	(901)	(174)
Accounts payable and accrued liabilities	140	(534)
Cash used in operating activities	(6,321)	(5,067)
Investing activities:
Interest received	241	67
Purchase of equipment	(144)	(188)
Mineral property interest expenditures	(36,319)	(15,492)
Deferred acquisition costs capitalized in mineral properties		(160)
Loan to Homestake Resource Corporation (note 4)		(150)
Acquisition of Homestake Resource Corporation, net of cash acquired (note 4)		(318)
Cash used in investing activities	(36,222)	(16,241)
Financing activities:
Proceeds from issuance of common shares, net of cash share issuance costs (note 12 (b))	38,911	13,651
Proceeds from share option and warrant exercises (note 12 (b))	3,657	6,528
Increase in restricted cash		(15)
Cash provided by financing activities	42,568	20,164
Effect of foreign exchange rate changes on cash	(8)
Increase (decrease) in cash	17	(1,144)
Cash, beginning of the period	2,457	3,601
Cash, end of the period	$ 2,474	$ 2,457